Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 258	£ 256
Consumer, Cards and Payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 258	£ 256